Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 166.8	$ 160.7
Work in process	34.3	32.4
Raw materials	77.6	82.6
Total	$ 278.7	$ 275.7